Cover	Jan. 26, 2023
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DOW
Security Exchange Name	NYSE
Document Type	8-K/A
Document Period End Date	Jan. 26, 2023
Entity File Number	001-38646
Entity Registrant Name	Dow Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-1128146
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48674
Entity Address, Address Line One	2211 H.H. Dow Way
City Area Code	989
Local Phone Number	636-1000
Entity Emerging Growth Company	false
Entity Address, City or Town	Midland
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001751788
Amendment Flag	false